Nature of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of the parent company, C1 Investment Corp., and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidation.

Use of Estimates

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates are used when accounting for items and matters including, but not limited to, revenue recognition, the fair value of assets acquired and liabilities assumed in business combinations, evaluation of goodwill and long-lived assets for impairment, stock-based compensation, partner funding, income tax measurement, and provisions for doubtful accounts.

Revenue Recognition

Revenue Recognition

Products, installation and maintenance services are typically sold as a bundled arrangement containing multiple deliverables of new and/or refurbished hardware, software and professional services associated with installing, maintaining and managing the business communications systems. Revenue from multiple-element arrangements is allocated to the various elements based on the relative selling price of the elements, and each element is considered a separate accounting unit, with recognition of revenue based on the criteria met for the individual element of the multiple-element arrangement. When available, the Company uses vendor-specific objective evidence, or VSOE, to determine the selling price of a unit of accounting. If VSOE does not exist, the Company uses third-party evidence of the selling price for similar products and services. For units of accounting in which there is no VSOE or third-party evidence of selling price, the best estimate of selling price is used. The Company determines best estimate of selling price using a cost plus margin approach.

Technology Offerings Revenue

Technology Offerings Revenue

Revenue for hardware and software: The Company sells communication products, which consist of hardware and essential software. The software and hardware are necessary to deliver the essential functionality of the communication products. Revenue from the sale of hardware and software products is generally recognized on a gross basis with the sales price to the customer recorded as revenue and the acquisition cost of the product recorded as cost of revenue, net of certain partner funding. Revenue is recognized when the title and risk of loss are passed to the customer, there is persuasive evidence of an arrangement for sale, the sales price is fixed and determinable, and collectability is reasonably assured. Hardware and software items can be delivered to customers in a variety of ways including physical products shipped from our warehouses, via drop-shipment by the vendor or distributor or via electronic delivery for software licenses.

The Company maintains an estimate for sales returns and credit losses based on historical experience. The Company’s vendor partners provide limited warranties to our customers on equipment sold.

Sales Taxes. The Company records sales and use taxes collected from customers for remittance to governmental authorities on a net basis within the Company’s consolidated statements of income.

Shipping and Freight. Shipping and freight costs billed to customers are recognized within revenue with the related shipping and freight costs incurred by the Company recorded as a cost of revenue.

Services Revenue

Services Revenue

Revenue for Professional Services. Revenue from professional services, which includes the design, configuration, installation and integration of business communication and data systems, is recognized as the services are performed or as all obligations have been substantially met.

Revenue for Managed, Cloud and Maintenance Services. Revenue for managed services, which are for agreements of one year or greater for more than one service offering, is recognized on a straight-line basis over the term of the arrangement, which is consistent with the timing of services rendered. Payments received and billings in advance for these services are initially recorded as deferred revenue and recognized over the period services are provided. The Company incurs external costs associated with professional and managed services, primarily related to purchasing maintenance support contracts with third party manufacturers and software licenses, which are generally prepaid. These costs, associated with maintenance contracts where we have an obligation to perform services, are incurred specifically to assist the Company in rendering services to its customers and are recorded as deferred customer support contract costs at the time the costs are incurred. The costs are amortized to expense as a cost of revenue—services on a straight-line basis over the period during which the Company fulfills its performance obligation.

The Company considers the principal versus agent accounting guidance to determine if the Company is the primary obligor in the arrangement and if revenue should be recognized gross or net of the associated costs. Applying the principal versus agent accounting guidance is a matter of judgment based on consideration of several factors and indicators.

Revenue from the sale of third-party retail maintenance contracts is recognized net of the related cost of revenue. In third-party retail maintenance contracts, all services are provided by third-party providers and, as a result, the Company concluded that it is acting as an agent and is not considered the primary obligor. As the Company is under no obligation to perform additional services, revenue is recognized net at the time of sale.

Revenue from the sale of third-party wholesale maintenance contracts is recognized on a gross basis at the time of sale with the selling price to the customer recorded as revenue and the acquisition cost recorded as cost of revenue. Based upon the evaluation of indicators for net and gross reporting, the Company has concluded that it is acting as a principal in these contracts.

Cash

Cash

The Company maintains its cash in bank deposit and money market accounts that, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company’s cash management program utilizes zero balance accounts and overnight money market investments. The Company does not have any compensating balance requirements.

Trade Accounts Receivable

Trade Accounts Receivable

Accounts receivable are carried at the original invoice amount less an estimate made for doubtful receivables. Management determines the allowances by regularly evaluating individual customer receivables and considering a customer’s financial condition and credit history. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received.

Inventories

Inventories

Inventories, consisting primarily of communication products, are valued at the lower of cost, determined by the specific-identification method and average cost, or market. The Company evaluates inventories for excess, aging, obsolescence or other factors that affect net realizable value. Write-downs have historically not been material for any of the periods presented.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using straight-line and accelerated methods over estimated useful lives of five to ten years for furniture, fixtures and equipment, and three years for software. Leasehold improvements are depreciated over the shorter of the estimated useful life of the asset or the lease term.

Depreciation of certain equipment and software directly utilized in support of cloud and managed services contracts is included in cost of service revenue within the Company’s consolidated statements of income. All other depreciation and amortization are recorded in depreciation and amortization within operating expenses in the Company’s consolidated statements of income.

Finite-life Intangible Assets

Finite-life Intangible Assets

Finite-life intangible assets include customer relationships, trademarks, noncompetition agreements, and internally developed software. These intangible assets are amortized over the estimated period during which the asset is expected to contribute directly or indirectly to future cash flows.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company reviews its long-lived assets for impairment whenever events or circumstances exist that indicate the carrying amount of an asset or asset group may not be recoverable. The recoverability of long-lived assets is measured by a comparison of the carrying amount of the asset or asset group to the future undiscounted cash flows expected to be generated by that asset group. If the asset or asset group is considered to be impaired, an impairment loss would be recorded to adjust the carrying amounts to the estimated fair value. Management has determined that no impairment of long-lived assets exists, and accordingly, no adjustments to the carrying amounts of the Company’s long-lived assets have been made for the periods presented.

Goodwill

Goodwill

The Company records goodwill when the purchase price of a business acquisition exceeds the fair value of net tangible and identifiable intangible assets acquired in a business acquisition. Goodwill is assessed for impairment annually, or more frequently when events or changes in circumstances indicate that the fair value of a reporting unit has more likely than not declined below its carrying value. The Company has determined that it operates its business in one operating segment and one reporting unit and has selected October 1 as the date to perform its annual impairment test.

The Company performs either a qualitative or quantitative assessment to determine if the fair value of its reporting unit exceeds its carrying value. The qualitative goodwill impairment assessment requires evaluating factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. As part of our goodwill qualitative assessment process, we evaluate various factors that are specific to the reporting unit that include, but are not limited to, macroeconomic conditions, industry and market considerations and the overall financial performance of the Company.

When performing the quantitative assessment to calculate the fair value of a reporting unit, we consider both comparative market multiples as well as estimated discounted cash flows for the reporting unit. The significant estimates and assumptions include, but are not limited to, revenue growth rates, operating margins, and future economic and market conditions. The discount rates are based upon the reporting unit’s weighted average cost of capital. If an impairment is identified, the next step is to measure the impairment loss by comparing the implied fair value of goodwill with the carrying value of the goodwill for the reporting unit.

The Company performed its annual test in 2017 using a quantitative assessment and determined that it was not more likely than not that the fair value of its reporting unit was less than its carrying amount. The Company believes the quantitative factors considered in the impairment analysis are reasonable, however, significant changes in any one of our assumptions could produce a different result and result in impairment charges that could be material to its consolidated financial statements.

Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs arising from the Company’s borrowings and credit agreements are amortized using the effective interest rate method over the term of the related debt financing. See Note 6—Debt. Debt issuance costs are presented on a net basis along with the associated debt obligation in the consolidated balance sheets.

Deferred Offering Costs

Deferred Offering Costs

The Company capitalizes certain legal, accounting and other third-party fees that are directly associated with in-process equity financings as other assets until such financings are consummated. After consummation of the equity financing, these costs are recorded in stockholders’ equity as a reduction of additional paid-in capital generated as a result of the offering. As of December 31, 2016, the Company had recorded $1,839,000 of deferred offering costs in connection with an equity financing process. The deferred offering costs were expensed as a charge to operating expense in the statement of income in 2017 in conjunction with the signing of the Merger agreement with Forum.

Income Taxes

Income Taxes

Income taxes are provided using an asset and liability method. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. Management’s estimate of the income tax rates utilized in the calculation of the deferred income tax balances is based on historical taxable income of the Company, expected future taxable income and corresponding rates.

The Company’s operations involve dealing with uncertainties and judgments in the application of complex tax regulations in a multitude of jurisdictions. The Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return based on its estimate of whether, and the extent to which, additional taxes will be due. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

See Note 15—Income Taxes for further discussion on the enactment of the legislation commonly referred to as the Tax Cuts and Jobs Act and the impact to the Company’s provision for income taxes.

Transaction Costs

Transaction Costs

The Company presents transaction costs as a separate line item within operating expenses based on it being a material cost that varies from period to period. Transaction costs include acquisition-related expenses, including integration costs, employee retention bonuses, severance charges, advisory and due diligence fees, and transaction-related legal and accounting due diligence costs. Transaction costs for the year ended December 31, 2017 include the write-off of previously capitalized deferred offering costs.

Advertising Costs

Advertising Costs

The Company expenses advertising costs as incurred. During the years ended December 31, 2017, 2016 and 2015, advertising costs were $1,935,000, $1,903,000 and $1,312,000, respectively. These amounts were offset by partner funding earned pursuant to shared marketing expense programs recorded as a reduction of selling and administrative expenses.

Product Warranty

Product Warranty

The Company provides limited warranties for replacement of defective products for customers who purchase certain types of maintenance support. The Company has not incurred any significant costs associated with these warranties.

Contingencies

Contingencies

From time to time, the Company may be involved in legal matters such as contractual disputes, employment matters, personal injury or property damage claims. While the outcome of such litigation is never certain, management believes the outcomes will not have a material adverse effect on the consolidated financial statements.

Stock-based Compensation

Stock-based Compensation

The Company measures and recognizes stock-based compensation expense for all stock-based awards made to employees and directors based on the fair value of the awards as of the date they were each granted and the corresponding expense is recognized over the requisite service period of the awards, both for stock options and restricted stock grants. The Company measures and recognizes stock-based compensation expense for all stock-based awards to non-employees based on the fair value of the award, which is re-measured at the end of each reporting period until vested, and the corresponding expense is recognized over the requisite service period.

The Company uses the Black-Scholes option pricing model to determine the fair value of stock-based awards. The model utilizes the value of the Company’s common stock as well as assumptions regarding the award’s expected life, risk-free interest rate, expected volatility of the underlying stock, and expected dividends. The specific assumptions the Company uses include the following:

Fair value of the Company’s common stock. The fair value of the Company’s common stock has historically been determined by management primarily using periodic valuation studies obtained from a third-party valuation firm. In performing its valuation analysis, the valuation firm uses information provided by management and a number of assumptions based on market and economic conditions.

Expected term. We estimate the expected term using the simplified method due to the lack of historical data regarding the expected life of the awards. The simplified method calculates the expected term as the mid-point between the vesting date and the contractual expiration date of the award.

Risk-free interest rate. We use interest rates based on U.S. Treasury yields in effect at the time of grant over the expected term of the award.

Expected volatility. We use the average of the historical volatility of public companies in industries similar to the Company.

Dividends. Based on expected annual dividend payout.

The Company uses judgment in evaluating the factors used in the Black-Scholes pricing model. As a result, if factors change, stock-based compensation expense could be significantly different in the future.

Stock-based compensation expense is classified as sales and marketing expense or general and administrative expense consistent with other compensation expense associated with the award recipient. The Company has not capitalized stock-based employee compensation cost or recognized any significant tax benefits related to these costs.

Partner Funding

Partner Funding

The Company receives payments and credits from vendors for various programs, including rebates, volume incentive programs and shared marketing expense programs. Each program varies in length and has varying conditions or achievement targets that determine the amount of consideration the Company is eligible to receive. The Company estimates and recognizes the amount of vendor consideration earned when it is probable and reasonably estimable using the information available or historical data. The Company recognizes vendor consideration as a reduction of either cost of revenue for rebates and volume incentives or operating expenses for shared marketing expenses or marketing development fund programs based on the nature of the consideration earned.

Business Combinations

Merger

On November 30, 2017, the Company signed an Agreement and Plan of Merger (“Merger”) with Forum Merger Corporation (“Forum”), whereby a subsidiary of Forum and the Company shall consummate a merger, pursuant to which the subsidiary shall be merged with and into the Company, following which the separate corporate existence of the subsidiary shall cease and the Company shall continue as the surviving corporation (the “Business Combination”). On February 22, 2018, the transactions contemplated by the Merger were consummated. In connection with the Merger, the name of the surviving corporation was changed to ConvergeOne Holdings, Inc.

The Business Combination will be accounted for as a reverse merger in accordance with U.S. GAAP. Under this method of accounting, Forum will be treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the Company Securityholders expecting to have a majority of the voting power of the combined company, the Company comprising the ongoing operations of the combined entity, the Company comprising a majority of the governing body of the combined company, and the Company’s senior management comprising the senior management of the combined company. Accordingly, for accounting purposes, the Business Combination will be treated as the equivalent of the Company issuing stock for the net assets of Forum, accompanied by a recapitalization. The net assets of Forum will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination will be those of the Company.

Business Combinations

The Company accounts for business combinations and acquisitions using the acquisition method. The acquisition method requires that the total purchase price of the acquired entity be allocated to the assets acquired and liabilities assumed based on their fair values at the acquisition date. The assets acquired include the analysis and recognition of intangible assets such as customer relationships, trade names, developed technology and contractual rights and the liabilities assumed include contractual commitments and contingencies. Any premium paid over the fair value of the net assets and liabilities acquired is recorded as goodwill in connection with a business combination. The results of operations for an acquired entity are included in the consolidated financial statements from the date of acquisition.

Fair Value Measurements

Fair Value Measurements

Fair value is defined under U.S. GAAP as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also provides a fair value hierarchy for valuation inputs to prioritize the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels, which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

Level 1: Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2: Inputs are quoted prices in active markets for similar assets or liabilities, or quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices that are observable or can be corroborated by observable market data for the asset or liability.

Level 3: Inputs are unobservable for the asset or liability and are supported by little or no market activity. These fair values are determined using pricing models for which the assumptions utilize management’s estimates or market participant assumptions.

For those financial instruments with no quoted market prices available, fair value is estimated using present value calculations or other valuation methods, as well as management’s best judgment with respect to current economic conditions, including discount rates and estimates of future cash flows.

Other Comprehensive Income (Loss)	Other Comprehensive Income (Loss) The Company did not have any components of other comprehensive income (loss) for any of the periods presented.
Net Income (Loss) Per Share

Net Income (Loss) Per Share

Basic net income (loss) per share is computed using the two-class method, which includes the weighted-average number of shares of Class A common stock and participating Class B convertible common stock outstanding during the period. In applying the two-class method, net income (loss) is allocated to both participating classes of common stock based on their respective weighted-average shares outstanding for the period. Diluted net income (loss) per share is computed using the weighted-average number of shares of common stock and dilutive potential shares of common stock outstanding during the period. Dilutive potential shares of common stock outstanding includes the dilutive effect of in-the-money service-only condition stock options. The dilutive effect of such equity-classified awards is calculated based on the average share price for each period using the treasury stock method. Under the treasury stock method, the amount the employee must pay for exercising stock options and the amount of compensation cost for future service that the Company has not yet recognized are collectively assumed to be used to repurchase shares.

Reportable Segments

Reportable Segments

Segment information is required to be presented in accordance with a “management approach,” which is the approach used by a Company’s chief operating decision-maker when reviewing operating segment information to make decisions, allocate resources and assess performance. An operating segment is defined as a component of the Company (1) that engages in business activities from which it may earn revenue and incur expense, (2) whose operating results are regularly reviewed by the Company’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance, and (3) for which discrete financial information is available. The Company has determined that it operates its business in one operating segment—see Note 16—Segment Reporting.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-03, Accounting Changes and Error Corrections (Topic 250) and Investments-Equity Method and Joint Ventures (Topic 323): Amendments to SEC Paragraphs Pursuant to Staff Announcements at the September 22, 2016 and November 17, 2016 EITF Meetings. This ASU amends the FASB Accounting Standards Codification (“ASC” or “the Codification”) for SEC staff announcements made at recent Emerging Issues Task Force meetings and is effective immediately. The new guidance is intended to provide clarity in relation to the disclosure of the impact that ASU 2014-09 and ASU 2016-02 will have on our consolidated financial statements when adopted. Registrants are required to disclose the effect that recently issued accounting standards will have on their financial statements when adopted in a future period. In cases where a registrant cannot reasonably estimate the impact of the adoption, then additional qualitative disclosures should be considered. The ASU incorporates these SEC staff views into ASC 250 and adds references to that guidance in the transition paragraphs of ASU 2014-09 and ASU 2016-02, which are defined below. The Company believes its disclosures below regarding the impact of recently issued accounting standards to be adopted in a future period are aligned with the guidance in the ASU.

On January 1, 2017, the Company adopted ASU 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory, which restricts the valuation of inventory to the lower of cost or net realizable value, which is the estimated selling price in the ordinary course of business less reasonably predictable costs of completion, disposal and transportation. The adoption of ASU 2015-11 did not have a material impact on the consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, which provides areas for simplification in the accounting for share-based payment transactions. Areas included for simplification include, but are not limited to, accounting for income taxes, classification of excess tax benefits on the statement of cash flows, forfeitures and minimum statutory withholding. We elected to continue estimating forfeitures of share-based awards. The adoption of ASU 2016-09 did not have a material impact on the consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles—Goodwill and Other: Simplifying the Test for Goodwill Impairment to simplify the subsequent measurement of goodwill by eliminating Step 2 of the goodwill impairment test. If a reporting unit fails Step 1 of the goodwill impairment test, entities are no longer required to compute the implied fair value of goodwill following the same procedure that would be required in determining the fair value of assets acquired and liabilities assumed in a business combination. Instead, the guidance requires an entity to perform its annual or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and to recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The Company concluded that ASU 2017-04 is preferable to the current guidance due to efficiency, since ASU 2017-04 eliminates the requirement to determine the fair value of individual assets and liabilities of a reporting unit to measure goodwill impairment. The Company early adopted this guidance as of the beginning of the fourth quarter of fiscal 2017. The guidance is applied prospectively and the adoption of this standard did not have any impact on the consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which outlines a single, comprehensive model for accounting for revenue from contracts with customers, requiring an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The updated standard will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective and permits the use of either a full retrospective or retrospective with cumulative effect transition method. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which defers the effective date of ASU 2014-09 by one year, making it effective for annual reporting periods beginning after December 15, 2018 and interim periods within that fiscal year, with early adoption permitted.

The FASB has issued the following additional ASUs to amend the guidance in ASU 2014-09, all of which have effective dates concurrent with the effective date of ASU 2014-09:

(1)	In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), which clarifies the implementation guidance on principal versus agent considerations within the new revenue recognition standard.

(2)	In April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, which enhances the guidance around identifying performance obligations in customer contracts within the new revenue recognition standard.

(3)	In May 2016, the FASB issued ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-scope Improvements and Practical Expedients, which provides additional guidance around certain areas of the new revenue recognition standard. These areas include, but are not limited to, assessing the collectability criterion, presentation of sales taxes and accounting for noncash consideration.

(4)	In December 2016, the FASB issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, which provides additional guidance around narrow areas of the new revenue recognition standard. These areas include, but are not limited to, contract costs and modifications and remaining performance obligations.

The Company does not intend to early adopt the new revenue recognition guidance and therefore all of the ASUs noted above will be effective for us for the year ending December 31, 2019. The Company expects to begin evaluating the effect of the revenue recognition ASUs during the second quarter of 2018. The evaluation will include selecting a transition method for these revenue recognition ASUs and determining the effect that the updated standards will have on the historical and future consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which changes the accounting for leases in order to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The guidance in this ASU supersedes the leasing guidance in Topic 840, Leases. Under the new guidance, lessees are required to recognize lease assets and lease liabilities on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The standard has an effective date for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company does not currently intend to early adopt the new leasing guidance and therefore ASU 2016-02 will be effective for us for the year ending December 31, 2020. The Company has not yet begun to evaluate the effect of the new guidance on the consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Receipts and Cash Payments, to address diversity in practice regarding the presentation of eight specific cash flow situations. These situations include, but are not limited to, debt prepayment and debt extinguishment costs and contingent consideration payments made after a business combination. The standard has an effective date for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact that the standard will have on the consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, to clarify the definition of a business and add guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The standard has an effective date for annual periods beginning after December 15, 2018, and interim periods within those annual periods, with early adoption permitted. The Company is currently evaluating the impact that the standard will have on the consolidated financial statements.

In May 2017, the FASB issued ASU No. 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting, which clarifies that modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the changes in terms or conditions. ASU 2017-09 is effective for fiscal years beginning after December 15, 2017, and interim periods within those annual periods, with early adoption permitted. The amendments in this standard should be applied prospectively to an award modified on or after the adoption date. The Company is currently evaluating the impact that the standard will have on the consolidated financial statements, but does not believe this update will have a significant impact.